Schedule of Investments - USD ($)		1 Months Ended	6 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:MajescoMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Principal		$ 951,509,167	$ 951,509,167	$ 1,195,799,000	[1]
Amortized Cost		$ 935,568,081	$ 935,568,081	$ 1,179,576,000	[2],[3]
Percentage of Net Assets		211.50%	211.50%	180.40%	[2],[3]
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 935,310,172	$ 935,310,172	$ 1,178,633,000	[2],[3],[4]
Money market funds (included in restricted cash and cash equivalents), Principal ($)		2,771,624	2,771,624
Money market funds (included in restricted cash and cash equivalents), Amortized Cost		$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Percentage of Net Assets (%)		0.60%	0.60%
Money market funds (included in restricted cash and cash equivalents), Fair Value		$ 2,771,624	$ 2,771,624
Total investments and money market funds, Principal ($)		954,280,791	954,280,791
Total investments and money market funds, Amortized Cost		$ 938,339,705	$ 938,339,705
Total investments and money market funds, Percentage of Net Assets (%)		212.1	212.1
Total investments and money market funds, Fair Value		$ 938,081,796	$ 938,081,796
Investment, Significant Unobservable Input [true false]		true	true
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio (CUSIP 61747C582)
Schedule of Investments [Line Items]
Money market funds (included in restricted cash and cash equivalents), Interest rate (%)		5.00%	5.00%
Money market funds (included in restricted cash and cash equivalents), Principal ($)		$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Amortized Cost		$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Percentage of Net Assets (%)		0.60%	0.60%
Money market funds (included in restricted cash and cash equivalents), Fair Value		$ 2,771,624	$ 2,771,624
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: AHP Health Partners, Inc. , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7]			3.50%
Interest Rate	[5],[6],[8]			8.93%
Principal	[1],[5],[6]			$ 2,992,000
Amortized Cost	[5],[6]			$ 3,000,000
Percentage of Net Assets	[5],[6]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6]			$ 2,996,000
Investment, Identifier [Axis]: AI Convoy US Borrower, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[9],[10]			3.50%
Interest Rate	[5],[6],[8],[10]			8.89%
Principal	[1],[5],[6],[10]			$ 2,301,000
Amortized Cost	[5],[6],[10]			$ 2,304,000
Percentage of Net Assets	[5],[6],[10]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[10]			$ 2,303,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.74%
Principal	[1],[11]			$ 7,840,000
Amortized Cost	[11]			$ 7,766,000
Percentage of Net Assets	[11]			1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 7,762,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.74%
Principal	[1],[11]			$ 3,560,000
Amortized Cost	[11]			$ 3,527,000
Percentage of Net Assets	[11]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 3,525,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.74%
Principal	[1],[11]			$ 3,142,000
Amortized Cost	[11]			$ 3,113,000
Percentage of Net Assets	[11]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 3,111,000
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, One, Due 07/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.21%	10.21%
Principal		$ 7,860,000	$ 7,860,000
Amortized Cost		$ 7,782,286	$ 7,782,286
Percentage of Net Assets		1.80%	1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 7,781,400	$ 7,781,400
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Three, Due 07/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.21%	10.21%
Principal		$ 3,150,305	$ 3,150,305
Amortized Cost		$ 3,119,157	$ 3,119,157
Percentage of Net Assets		0.70%	0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,118,802	$ 3,118,802
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Two, Due 07/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.21%	10.21%
Principal		$ 3,569,328	$ 3,569,328
Amortized Cost		$ 3,534,014	$ 3,534,014
Percentage of Net Assets		0.80%	0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,533,635	$ 3,533,635
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: AOT Packaging Products Acquisitionco, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13]			3.25%
Interest Rate	[5],[8],[13]			8.68%
Principal	[1],[5],[13]			$ 3,167,000
Amortized Cost	[5],[13]			$ 3,128,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,113,000
Investment, Identifier [Axis]: AQA Acquisition Holding, Inc. , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			4.25%
Interest Rate	[5],[8]			9.91%
Principal	[1],[5]			$ 1,995,000
Amortized Cost	[5]			$ 1,975,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 1,988,000
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			6.13%
Interest Rate	[8],[11]			11.65%
Principal	[1],[11]			$ 11,819,000
Amortized Cost	[11]			$ 11,764,000
Percentage of Net Assets	[11]			1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 11,819,000
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop debt investments, Due 03/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:CmiParentIncMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]		Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.13%	6.13%
Interest Rate		11.33%	11.33%
Principal		$ 11,849,209	$ 11,849,209
Amortized Cost		$ 11,849,208	$ 11,849,208
Percentage of Net Assets		2.70%	2.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,789,962	$ 11,789,962
Investment, Identifier [Axis]: Accela, Inc., One stop debt investments, Due 09/2024
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AccelaIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest rate cash		8.45%	8.45%
Interest rate paid in kind		4.25%	4.25%
Principal		$ 8,788,659	$ 8,788,659
Amortized Cost		$ 8,788,659	$ 8,788,659
Percentage of Net Assets		2.00%	2.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,788,659	$ 8,788,659
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Accelya Lux Finco S.A.R.L., One stop
Schedule of Investments [Line Items]
Spread Above Index	[6],[7],[10],[11],[12]			6.00%
Interest Rate	[6],[8],[10],[11]			11.49%
Principal	[1],[6],[10],[11]			$ 1,489,000
Amortized Cost	[6],[10],[11]			$ 1,420,000
Percentage of Net Assets	[6],[10],[11]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[6],[10],[11]			$ 1,414,000
Investment, Identifier [Axis]: Acquia, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[9]			7.00%
Interest Rate	[5],[8]			12.34%
Principal	[1],[5]			$ 9,956,000
Amortized Cost	[5]			$ 9,956,000
Percentage of Net Assets	[5]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 9,956,000
Investment, Identifier [Axis]: Acquia, Inc., One stop debt investments, Due 10/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AcquiaIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		7.00%	7.00%
Interest Rate		12.34%	12.34%
Principal		$ 9,956,371	$ 9,956,371
Amortized Cost		$ 9,956,371	$ 9,956,371
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,956,371	$ 9,956,371
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Acrisure, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[9],[13]			4.25%
Interest Rate	[5],[8],[13]			9.68%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,955,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 2,991,000
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			8.25%
Interest Rate	[8],[11]			13.36%
Principal	[1],[11]			$ 6,000,000
Amortized Cost	[11]			$ 6,000,000
Percentage of Net Assets	[11]			0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 6,000,000
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured debt investments, Due 09/2024
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		8.25%	8.25%
Interest Rate		13.36%	13.36%
Principal		$ 6,000,000	$ 6,000,000
Amortized Cost		$ 6,000,000	$ 6,000,000
Percentage of Net Assets		1.40%	1.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 6,000,000	$ 6,000,000
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[14]			7.00%
Interest Rate	[14]			11.98%
Interest rate paid in kind	[14]			0.50%
Principal	[1],[11],[14]			$ 1,599,000
Amortized Cost	[11],[14]			$ 1,599,000
Percentage of Net Assets	[11],[14]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11],[14]			$ 1,599,000
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured debt investments, Due 11/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:AmercareroyalLlcMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]		Containers and Packaging	Containers and Packaging
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.00%	7.00%
Interest rate cash		11.73%	11.73%
Interest rate paid in kind		0.50%	0.50%
Principal		$ 1,600,678	$ 1,600,678
Amortized Cost		$ 1,600,678	$ 1,600,678
Percentage of Net Assets		0.40%	0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 1,600,678	$ 1,600,678
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Anaplan, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			6.50%
Interest Rate	[5],[8]			11.82%
Principal	[1],[5]			$ 10,000,000
Amortized Cost	[5]			$ 9,904,000
Percentage of Net Assets	[5]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 10,000,000
Investment, Identifier [Axis]: Anaplan, Inc., One stop debt investments, Due 06/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AnaplanIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.50%	6.50%
Interest Rate		11.60%	11.60%
Principal		$ 10,000,000	$ 10,000,000
Amortized Cost		$ 9,900,773	$ 9,900,773
Percentage of Net Assets		2.20%	2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,900,000	$ 9,900,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			5.50%
Interest Rate	[8]			11.06%
Principal	[1]			$ 10,287,000
Amortized Cost				$ 10,095,000
Percentage of Net Assets				1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 10,081,000
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop debt investments, Due 03/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AppfireTechnologiesLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest rate cash		10.72%	10.72%
Principal		$ 10,313,485	$ 10,313,485
Amortized Cost		$ 10,110,679	$ 10,110,679
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,107,216	$ 10,107,216
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Apttus Corporation, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			4.00%
Interest Rate	[5],[8]			9.43%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,956,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 2,961,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			4.75%
Interest Rate	[8],[11]			10.22%
Principal	[1],[11]			$ 6,778,000
Amortized Cost	[11]			$ 6,654,000
Percentage of Net Assets	[11]			1.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 6,642,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			4.75%
Interest Rate	[8],[11]			10.24%
Principal	[1],[11]			$ 4,417,000
Amortized Cost	[11]			$ 4,336,000
Percentage of Net Assets	[11]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 4,328,000
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, One, Due 04/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:WuHoldcoIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Household Products	Household Products
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		10.02%	10.02%
Principal		$ 6,812,614	$ 6,812,614
Amortized Cost		$ 6,745,621	$ 6,745,621
Percentage of Net Assets		1.50%	1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 6,676,362	$ 6,676,362
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, Two, Due 04/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		10.09%	10.09%
Principal		$ 4,428,047	$ 4,428,047
Amortized Cost		$ 4,384,503	$ 4,384,503
Percentage of Net Assets		1.00%	1.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,339,486	$ 4,339,486
Investment, Identifier [Axis]: Ashco, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			3.75%
Interest Rate	[5],[8],[13]			9.18%
Principal	[1],[5],[13]			$ 3,489,000
Amortized Cost	[5],[13]			$ 3,481,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,486,000
Investment, Identifier [Axis]: AssuredPartners Capital, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[15]			3.50%
Interest Rate	[5],[6],[8],[13]			8.82%
Principal	[1],[5],[6],[13]			$ 3,298,000
Amortized Cost	[5],[6],[13]			$ 3,297,000
Percentage of Net Assets	[5],[6],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[6],[13]			$ 3,293,000
Investment, Identifier [Axis]: Aurora Lux Finco S.A.R.L., One stop debt investments, Due 12/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:AuroraLuxFincoS.a.r.lMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		us-gaap:AerospaceSectorMember	us-gaap:AerospaceSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		6.00%	6.00%
Interest Rate		11.27%	11.27%
Principal		$ 1,492,726	$ 1,492,726
Amortized Cost		$ 1,418,960	$ 1,418,960
Percentage of Net Assets		0.30%	0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 1,418,090	$ 1,418,090
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			5.50%
Interest Rate	[5],[8],[11]			11.04%
Principal	[1],[5],[11]			$ 15,830,000
Amortized Cost	[5],[11]			$ 15,380,000
Percentage of Net Assets	[5],[11]			2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 15,354,000
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop debt investments, Due 02/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AveHoldingsIiiCorpMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest rate cash		10.89%	10.89%
Principal		$ 15,869,623	$ 15,869,623
Amortized Cost		$ 15,399,889	$ 15,399,889
Percentage of Net Assets		3.50%	3.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,393,534	$ 15,393,534
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[16],[17],[18]			5.50%
Interest Rate	[5],[8],[18]			8.90%
Principal	[1],[5],[18]			$ 5,755,000
Amortized Cost	[5],[18]			$ 5,939,000
Percentage of Net Assets	[5],[18]			0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18]			$ 5,755,000
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop debt investments, Due 04/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AxiomMergerSubIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:EurodollarMember	us-gaap:EurodollarMember
Spread Above Index		5.50%	5.50%
Interest Rate		8.87%	8.87%
Principal		$ 5,954,009	$ 5,954,009
Amortized Cost		$ 5,957,829	$ 5,957,829
Percentage of Net Assets		1.30%	1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,954,009	$ 5,954,009
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			4.50%
Interest Rate	[8]			10.04%
Principal	[1]			$ 3,000,000
Amortized Cost				$ 3,000,000
Percentage of Net Assets				0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 3,000,000
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured debt investments, Due 04/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AzulSystemsIncMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorLoansMember	us-gaap:SeniorLoansMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.50%	4.50%
Interest Rate		9.89%	9.89%
Principal		$ 3,000,000	$ 3,000,000
Amortized Cost		$ 3,000,000	$ 3,000,000
Percentage of Net Assets		0.70%	0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,000,000	$ 3,000,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			4.50%
Interest Rate	[8],[11]			9.90%
Principal	[1],[11]			$ 9,975,000
Amortized Cost	[11]			$ 9,799,000
Percentage of Net Assets	[11]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 9,875,000
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop debt investments, Due 08/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PinnacleTreatmentCentersIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Healthcare Providers and Services	Healthcare Providers and Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.50%	4.50%
Interest Rate		9.74%	9.74%
Principal		$ 10,000,000	$ 10,000,000
Amortized Cost		$ 9,805,729	$ 9,805,729
Percentage of Net Assets		2.20%	2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,800,000	$ 9,800,000
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.00%
Interest Rate	[5],[8]			11.32%
Principal	[1],[5]			$ 7,871,000
Amortized Cost	[5]			$ 7,635,000
Percentage of Net Assets	[5]			1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 7,635,000
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[18],[19]			6.00%
Interest Rate	[5],[6],[8],[18]			9.86%
Principal	[1],[5],[6],[18]			$ 5,179,000
Amortized Cost	[5],[6],[18]			$ 5,023,000
Percentage of Net Assets	[5],[6],[18]			0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[18]			$ 5,023,000
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.00%
Amortized Cost	[5]			$ (50,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (50,000)
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 4
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.00%
Amortized Cost	[5]			$ (18,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (18,000)
Investment, Identifier [Axis]: Belfor USA Group Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			4.00%
Interest Rate	[5],[8]			9.43%
Principal	[1],[5]			$ 1,995,000
Amortized Cost	[5]			$ 2,002,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 1,999,000
Investment, Identifier [Axis]: Berlin Packaging, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13]			3.75%
Interest Rate	[5],[8],[13]			9.34%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,969,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,965,000
Investment, Identifier [Axis]: Bleriot US Bidco Inc, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[12],[13]			4.00%
Interest Rate	[5],[6],[8],[13]			9.65%
Principal	[1],[5],[6],[13]			$ 2,993,000
Amortized Cost	[5],[6],[13]			$ 3,007,000
Percentage of Net Assets	[5],[6],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 3,000,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.75%
Interest Rate	[8],[11]			11.27%
Principal	[1],[11]			$ 11,665,000
Amortized Cost	[11]			$ 11,558,000
Percentage of Net Assets	[11]			1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 11,549,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.75%
Interest Rate	[8],[11]			11.27%
Principal	[1],[11]			$ 3,762,000
Amortized Cost	[11]			$ 3,727,000
Percentage of Net Assets	[11]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 3,724,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, One, Due 07/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TebraTechnologiesIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 11,695,356	$ 11,695,356
Amortized Cost		$ 11,580,742	$ 11,580,742
Percentage of Net Assets		2.60%	2.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,578,401	$ 11,578,401
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, Two, Due 07/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 3,771,500	$ 3,771,500
Amortized Cost		$ 3,734,540	$ 3,734,540
Percentage of Net Assets		0.80%	0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,733,785	$ 3,733,785
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[15]			5.25%
Interest Rate	[8]			10.57%
Principal	[1]			$ 4,975,000
Amortized Cost				$ 4,832,000
Percentage of Net Assets				0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 4,763,000
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop debt investments, Due 05/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BottomlineTechnologiesIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.33%	10.33%
Principal		$ 4,987,437	$ 4,987,437
Amortized Cost		$ 4,838,922	$ 4,838,922
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,837,814	$ 4,837,814
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: BrightView Landscapes, LLC , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[12],[13]			3.25%
Interest Rate	[5],[6],[8],[13]			8.62%
Principal	[1],[5],[6],[13]			$ 1,242,000
Amortized Cost	[5],[6],[13]			$ 1,234,000
Percentage of Net Assets	[5],[6],[13]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 1,245,000
Investment, Identifier [Axis]: Brown Group Holding, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[13],[15]			3.75%
Interest Rate	[5],[8],[13]			9.12%
Principal	[1],[5],[13]			$ 2,993,000
Amortized Cost	[5],[13]			$ 2,996,000
Percentage of Net Assets	[5],[13]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,994,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			5.75%
Interest Rate	[8]			11.24%
Principal	[1]			$ 3,980,000
Amortized Cost				$ 3,943,000
Percentage of Net Assets				0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 3,940,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			5.75%
Interest Rate	[8]			11.24%
Principal	[1]			$ 3,979,000
Amortized Cost				$ 3,943,000
Percentage of Net Assets				0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 3,940,000
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, One, Due 09/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BullhornIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 3,989,802	$ 3,989,802
Amortized Cost		$ 3,950,663	$ 3,950,663
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,949,904	$ 3,949,904
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, Two, Due 09/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BullhornIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 3,989,664	$ 3,989,664
Amortized Cost		$ 3,950,526	$ 3,950,526
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,949,767	$ 3,949,767
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: CCRR Parent, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			3.75%
Interest Rate	[5],[8]			9.18%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,935,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,865,000
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[6],[7],[11]			6.00%
Interest Rate	[6],[8],[11]			11.42%
Principal	[1],[6],[11]			$ 11,846,000
Amortized Cost	[6],[11]			$ 11,618,000
Percentage of Net Assets	[6],[11]			1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[6],[11]			$ 11,728,000
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop debt investments, Due 12/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 11,876,429	$ 11,876,429
Amortized Cost		$ 11,759,763	$ 11,759,763
Percentage of Net Assets		2.70%	2.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,757,665	$ 11,757,665
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			4.75%
Interest Rate	[8],[11]			10.17%
Principal	[1],[11]			$ 6,964,000
Amortized Cost	[11]			$ 6,964,000
Percentage of Net Assets	[11]			1.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 6,964,000
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured debt investments, Due 08/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BlueRiverPetCareLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		9.95%	9.95%
Principal		$ 6,981,865	$ 6,981,865
Amortized Cost		$ 6,914,092	$ 6,914,092
Percentage of Net Assets		1.60%	1.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 6,981,865	$ 6,981,865
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			5.25%
Interest Rate	[5],[8],[11]			10.79%
Principal	[1],[5],[11]			$ 23,425,000
Amortized Cost	[5],[11]			$ 22,759,000
Percentage of Net Assets	[5],[11]			3.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 23,191,000
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop debt investments, Due 04/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CopCollisionrightHoldingsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		gcred:AutoComponentsSectorMember	gcred:AutoComponentsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.64%	10.64%
Principal		$ 23,484,099	$ 23,484,099
Amortized Cost		$ 22,788,720	$ 22,788,720
Percentage of Net Assets		5.20%	5.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 22,779,576	$ 22,779,576
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			5.50%
Interest Rate	[5],[8]			11.02%
Principal	[1],[5]			$ 780,000
Amortized Cost	[5]			$ 771,000
Percentage of Net Assets	[5]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 770,000
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			5.50%
Principal	[1],[5]			$ 0
Amortized Cost	[5]			$ (1,000)
Percentage of Net Assets	[5]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (1,000)
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			5.50%
Principal	[1],[5]			$ 0
Amortized Cost	[5]			$ (7,000)
Percentage of Net Assets	[5]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (5,000)
Investment, Identifier [Axis]: CPM Holdings, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			3.50%
Interest Rate	[5],[8]			8.93%
Principal	[1],[5]			$ 8,000
Amortized Cost	[5]			8,000
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 8,000
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop
Schedule of Investments [Line Items]
Spread Above Index	[6],[7],[10],[11],[12]			5.50%
Interest Rate	[6],[8],[10],[11]			10.89%
Principal	[1],[6],[10],[11]			$ 19,900,000
Amortized Cost	[6],[10],[11]			$ 19,328,000
Percentage of Net Assets	[6],[10],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[6],[10],[11]			$ 19,303,000
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop debt investments, Due 05/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CaerusMidco3S.a.r.lMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		gcred:PharmaceuticalsSectorMember	gcred:PharmaceuticalsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.74%	10.74%
Principal		$ 19,949,749	$ 19,949,749
Amortized Cost		$ 19,355,667	$ 19,355,667
Percentage of Net Assets		4.40%	4.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,351,256	$ 19,351,256
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[20],[21]			6.25%
Interest Rate	[5],[8],[18],[21]			11.44%
Principal	[1],[5],[18],[21]			$ 4,373,000
Amortized Cost	[5],[18],[21]			$ 4,468,000
Percentage of Net Assets	[5],[18],[21]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21]			$ 4,308,000
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[21],[22]			6.25%
Interest Rate	[5],[8],[18],[21]			10.39%
Principal	[1],[5],[18],[21]			$ 285,000
Amortized Cost	[5],[18],[21]			282,000
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21]			$ 281,000
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[21],[23]			6.25%
Amortized Cost	[5],[18],[21],[23]			$ (29,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21],[23]			$ (28,000)
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[14],[15]			5.25%
Interest Rate				5.29%
Interest rate paid in kind				5.78%
Principal	[1],[11],[14]			$ 8,258,000
Amortized Cost	[11],[14]			$ 8,258,000
Percentage of Net Assets	[11],[14]			1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13],[14]			$ 8,258,000
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop debt investments, Due 07/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:CaptiveResourcesMidcoLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest rate cash		5.17%	5.17%
Interest rate paid in kind		5.68%	5.68%
Principal		$ 8,160,467	$ 8,160,467
Amortized Cost		$ 7,999,707	$ 7,999,707
Percentage of Net Assets		1.80%	1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,160,467	$ 8,160,467
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Cast & Crew Payroll, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			3.50%
Interest Rate	[5],[8],[13]			8.93%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,976,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,988,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			7.50%
Interest Rate	[5],[8]			13.04%
Principal	[1],[5]			$ 4,180,000
Amortized Cost	[5]			$ 4,142,000
Percentage of Net Assets	[5]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 4,138,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			7.50%
Interest Rate	[8],[11]			13.04%
Principal	[1],[11]			$ 3,910,000
Amortized Cost	[11]			$ 3,875,000
Percentage of Net Assets	[11]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 3,871,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			7.50%
Interest Rate	[8],[11]			13.04%
Principal	[1],[11]			$ 3,285,000
Amortized Cost	[11]			$ 3,255,000
Percentage of Net Assets	[11]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 3,252,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 4
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			7.50%
Interest Rate	[8],[11]			13.04%
Principal	[1],[11]			$ 2,985,000
Amortized Cost	[11]			$ 2,958,000
Percentage of Net Assets	[11]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 2,955,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 5
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			7.50%
Interest Rate	[8],[11]			13.04%
Principal	[1],[11]			$ 1,805,000
Amortized Cost	[11]			$ 1,788,000
Percentage of Net Assets	[11]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 1,787,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 6
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			7.50%
Interest Rate	[8],[11]			13.04%
Principal	[1],[11]			$ 1,434,000
Amortized Cost	[11]			$ 1,421,000
Percentage of Net Assets	[11]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 1,420,000
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Five, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 1,809,438	$ 1,809,438
Amortized Cost		$ 1,791,764	$ 1,791,764
Percentage of Net Assets		0.40%	0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 1,791,344	$ 1,791,344
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Four, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 2,992,347	$ 2,992,347
Amortized Cost		$ 2,963,118	$ 2,963,118
Percentage of Net Assets		0.70%	0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 2,962,423	$ 2,962,423
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, One, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 4,190,760	$ 4,190,760
Amortized Cost		$ 4,149,825	$ 4,149,825
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,148,852	$ 4,148,852
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Six, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 1,437,559	$ 1,437,559
Amortized Cost		$ 1,423,517	$ 1,423,517
Percentage of Net Assets		0.30%	0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 1,423,184	$ 1,423,184
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Three, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 3,293,417	$ 3,293,417
Amortized Cost		$ 3,261,247	$ 3,261,247
Percentage of Net Assets		0.70%	0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,260,483	$ 3,260,483
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Two, Due 02/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.50%	7.50%
Interest Rate		12.89%	12.89%
Principal		$ 3,920,000	$ 3,920,000
Amortized Cost		$ 3,881,710	$ 3,881,710
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,880,800	$ 3,880,800
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Chase Intermediate, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11]			5.25%
Interest Rate	[5],[8],[11]			10.95%
Principal	[1],[5],[11]			$ 14,871,000
Amortized Cost	[5],[11]			$ 14,588,000
Percentage of Net Assets	[5],[11]			2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 14,574,000
Investment, Identifier [Axis]: Chase Intermediate, One stop debt investments, Due 10/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:ChaseIntermediateMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Containers and Packaging	Containers and Packaging
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.84%	10.84%
Principal		$ 14,904,034	$ 14,904,034
Amortized Cost		$ 14,756,733	$ 14,756,733
Percentage of Net Assets		3.30%	3.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 14,605,953	$ 14,605,953
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Compass Investors, Inc. , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[13]			3.75%
Interest Rate	[5],[8],[13]			9.14%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 3,000,000
Percentage of Net Assets	[5],[13]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 2,994,000
Investment, Identifier [Axis]: ConnectWise, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			3.50%
Interest Rate	[5],[8]			8.93%
Principal	[1],[5]			$ 2,936,000
Amortized Cost	[5]			$ 2,888,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 2,896,000
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[15]			5.50%
Interest Rate	[8]			10.92%
Principal	[1]			$ 11,815,000
Amortized Cost				$ 11,365,000
Percentage of Net Assets				1.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 11,342,000
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop debt investments, Due 10/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:DaxkoAcquisitionCorporationMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.70%	10.70%
Principal		$ 11,844,937	$ 11,844,937
Amortized Cost		$ 11,376,708	$ 11,376,708
Percentage of Net Assets		2.60%	2.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,371,139	$ 11,371,139
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Dcert Buyer, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			4.00%
Interest Rate	[5],[8]			9.32%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,996,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 2,978,000
Investment, Identifier [Axis]: Delinea Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.75%
Interest Rate	[8],[11]			11.29%
Principal	[1],[11]			$ 8,954,000
Amortized Cost	[11]			$ 8,615,000
Percentage of Net Assets	[11]			1.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 8,775,000
Investment, Identifier [Axis]: Delinea Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.75%
Interest Rate	[8],[11]			11.29%
Principal	[1],[11]			$ 4,895,000
Amortized Cost	[11]			$ 4,710,000
Percentage of Net Assets	[11]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 4,797,000
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, One, Due 03/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:DelineaIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		11.14%	11.14%
Principal		$ 8,977,041	$ 8,977,041
Amortized Cost		$ 8,622,736	$ 8,622,736
Percentage of Net Assets		1.90%	1.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,617,959	$ 8,617,959
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, Two, Due 03/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:DelineaIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		11.14%	11.14%
Principal		$ 4,907,893	$ 4,907,893
Amortized Cost		$ 4,714,189	$ 4,714,189
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,711,578	$ 4,711,578
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Denali Bidco Limited, LP Interest
Schedule of Investments [Line Items]
Amortized Cost	[5],[6],[21]			$ 90,000
Percentage of Net Assets	[5],[6],[21]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[21]			$ 90,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[20],[21]			6.00%
Interest Rate	[5],[8],[18],[21]			11.19%
Principal	[1],[5],[18],[21]			$ 2,118,000
Amortized Cost	[5],[18],[21]			$ 2,140,000
Percentage of Net Assets	[5],[18],[21]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21]			$ 2,065,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[19],[21]			6.00%
Interest Rate	[5],[8],[18],[21]			9.86%
Principal	[1],[5],[18],[21]			$ 532,000
Amortized Cost	[5],[18],[21]			$ 534,000
Percentage of Net Assets	[5],[18],[21]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21]			$ 518,000
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[18],[21],[23]			6.00%
Amortized Cost	[5],[18],[21],[23]			$ (9,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[18],[21],[23]			$ (9,000)
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[15]			6.25%
Interest Rate	[5],[8],[11]			11.67%
Principal	[1],[5],[11]			$ 19,899,000
Amortized Cost	[5],[11]			$ 19,335,000
Percentage of Net Assets	[5],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 19,501,000
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop debt investments, Due 12/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:DenaliMidco2LlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.45%	11.45%
Principal		$ 19,949,367	$ 19,949,367
Amortized Cost		$ 19,375,320	$ 19,375,320
Percentage of Net Assets		4.40%	4.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,350,886	$ 19,350,886
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Diligent Corporation, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			6.25%
Interest Rate	[8]			11.77%
Principal	[1]			$ 5,969,000
Amortized Cost				$ 5,917,000
Percentage of Net Assets				0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 5,910,000
Investment, Identifier [Axis]: Diligent Corporation, One stop debt investments, Due 08/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:DiligentCorporationMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.45%	11.45%
Principal		$ 5,984,576	$ 5,984,576
Amortized Cost		$ 5,926,477	$ 5,926,477
Percentage of Net Assets		1.30%	1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,924,730	$ 5,924,730
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.32%
Principal	[1],[5],[13]			$ 2,095,000
Amortized Cost	[5],[13]			$ 2,084,000
Percentage of Net Assets	[5],[13]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,093,000
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[15]			4.00%
Interest Rate	[5],[6],[8],[13]			9.32%
Principal	[1],[5],[6],[13]			$ 898,000
Amortized Cost	[5],[6],[13]			$ 893,000
Percentage of Net Assets	[5],[6],[13]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 897,000
Investment, Identifier [Axis]: EAB Global, Inc. , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[9],[13]			3.50%
Interest Rate	[5],[8],[13]			8.87%
Principal	[1],[5],[13]			$ 3,183,000
Amortized Cost	[5],[13]			$ 3,164,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 3,165,000
Investment, Identifier [Axis]: ECI Macola/Max Holding, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			3.75%
Interest Rate	[5],[8]			9.40%
Principal	[1],[5]			$ 1,995,000
Amortized Cost	[5]			$ 1,995,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 1,994,000
Investment, Identifier [Axis]: EP Purchaser, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[13]			3.50%
Interest Rate	[5],[8],[13]			9.15%
Principal	[1],[5],[13]			$ 2,993,000
Amortized Cost	[5],[13]			$ 2,968,000
Percentage of Net Assets	[5],[13]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,962,000
Investment, Identifier [Axis]: ESO Solution, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			7.00%
Interest Rate	[5],[8]			12.40%
Principal	[1],[5]			$ 5,250,000
Amortized Cost	[5]			$ 5,194,000
Percentage of Net Assets	[5]			0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 5,198,000
Investment, Identifier [Axis]: ESO Solution, Inc., One stop debt investments, Due 05/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:LouisianaFishFryProductsLtdMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		gcred:FoodProductsSectorMember	gcred:FoodProductsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.00%	7.00%
Interest Rate		12.25%	12.25%
Principal		$ 5,250,000	$ 5,250,000
Amortized Cost		$ 5,146,258	$ 5,146,258
Percentage of Net Assets		1.20%	1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,197,500	$ 5,197,500
Investment, Identifier [Axis]: Eagle Parent Corp., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			4.25%
Interest Rate	[5],[8]			9.64%
Principal	[1],[5]			$ 3,491,000
Amortized Cost	[5]			$ 3,437,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 3,402,000
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[24]			5.50%
Interest Rate	[8],[11]			10.84%
Principal	[1],[11]			$ 4,905,000
Amortized Cost	[11]			$ 4,905,000
Percentage of Net Assets	[11]			0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 4,905,000
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop debt investments, Due 04/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:EliassenGroupLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.84%	10.84%
Principal		$ 4,917,543	$ 4,917,543
Amortized Cost		$ 4,917,543	$ 4,917,543
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,917,543	$ 4,917,543
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Envernus, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[15]			4.25%
Interest Rate	[5],[8],[11]			9.67%
Principal	[1],[5],[11]			$ 20,510,000
Amortized Cost	[5],[11]			$ 20,420,000
Percentage of Net Assets	[5],[11]			3.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 20,408,000
Investment, Identifier [Axis]: Envernus, Inc., Senior secured debt investments, Due 07/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:EnvernusIncMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorLoansMember	us-gaap:SeniorLoansMember
Investment, Industry Sector [Extensible Enumeration]		Oil, Gas and Consumable Fuels	Oil, Gas and Consumable Fuels
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.25%	4.25%
Interest Rate		9.45%	9.45%
Principal		$ 20,564,497	$ 20,564,497
Amortized Cost		$ 20,461,102	$ 20,461,102
Percentage of Net Assets		4.60%	4.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 20,461,675	$ 20,461,675
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: EverCommerce Solutions, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			3.25%
Interest Rate	[5],[8]			8.68%
Principal	[1],[5]			$ 1,990,000
Amortized Cost	[5]			$ 1,992,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 1,994,000
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			6.00%
Interest Rate	[5],[8]			11.39%
Principal	[1],[5]			$ 11,885,000
Amortized Cost	[5]			$ 11,588,000
Percentage of Net Assets	[5]			1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 11,587,000
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.00%
Amortized Cost	[5],[23]			$ (33,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[23]			$ (33,000)
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[17],[18]			5.75%
Interest Rate	[5],[6],[8],[18]			9.54%
Principal	[1],[5],[6],[18]			$ 14,730,000
Amortized Cost	[5],[6],[18]			$ 15,056,000
Percentage of Net Assets	[5],[6],[18]			2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[6],[13],[18]			$ 14,583,000
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop debt investments, Due 08/2029
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:EuroInterbankOfferedRateMember	gcred:EuroInterbankOfferedRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		9.05%	9.05%
Principal		$ 15,237,116	$ 15,237,116
Amortized Cost		$ 15,128,069	$ 15,128,069
Percentage of Net Assets		3.40%	3.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,084,745	$ 15,084,745
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.32%
Principal	[1],[5],[13]			$ 3,491,000
Amortized Cost	[5],[13]			$ 3,465,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 3,462,000
Investment, Identifier [Axis]: Filtration Group Corp., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			3.50%
Interest Rate	[5],[8],[13]			8.93%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,992,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,984,000
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7]			7.25%
Interest Rate	[5],[6],[8]			12.71%
Principal	[1],[5],[6]			$ 20,821,000
Amortized Cost	[5],[6]			$ 20,408,000
Percentage of Net Assets	[5],[6]			3.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6]			$ 20,405,000
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7]			7.25%
Interest Rate	[5],[6],[8]			12.58%
Principal	[1],[5],[6]			$ 11,000
Amortized Cost	[5],[6]			$ 10,000
Percentage of Net Assets	[5],[6]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6]			$ 10,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13]			3.50%
Interest Rate	[5],[8],[13]			8.82%
Principal	[1],[5],[13]			$ 3,500,000
Amortized Cost	[5],[13]			$ 3,494,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,501,000
Investment, Identifier [Axis]: GHX Ultimate Parent Corporation, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			4.75%
Interest Rate	[5],[8]			10.12%
Principal	[1],[5]			$ 998,000
Amortized Cost	[5]			$ 1,000,000
Percentage of Net Assets	[5]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 999,000
Investment, Identifier [Axis]: GXS Group, Inc. , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[15],[25]			2.75%
Interest Rate	[5],[6],[8],[13],[25]			8.17%
Principal	[1],[5],[6],[13],[25]			$ 1,702,000
Amortized Cost	[5],[6],[13],[25]			$ 1,711,000
Percentage of Net Assets	[5],[6],[13],[25]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13],[25]			$ 1,705,000
Investment, Identifier [Axis]: Galway Borrower LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.64%
Principal	[1],[11]			$ 11,321,000
Amortized Cost	[11]			$ 10,997,000
Percentage of Net Assets	[11]			1.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 10,981,000
Investment, Identifier [Axis]: Galway Borrower LLC, One stop debt investments, Due 09/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:GalwayBorrowerLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.59%	10.59%
Principal		$ 11,348,917	$ 11,348,917
Amortized Cost		$ 11,011,617	$ 11,011,617
Percentage of Net Assets		2.50%	2.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,008,450	$ 11,008,450
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.75%
Interest Rate	[8],[11]			11.07%
Principal	[1],[11]			$ 7,960,000
Amortized Cost	[11]			$ 7,807,000
Percentage of Net Assets	[11]			1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 7,880,000
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop debt investments, Due 06/2029
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		11.07%	11.07%
Principal		$ 7,979,849	$ 7,979,849
Amortized Cost		$ 7,821,497	$ 7,821,497
Percentage of Net Assets		1.80%	1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 7,820,252	$ 7,820,252
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12],[26]			5.25%
Interest Rate	[8],[11]			10.80%
Principal	[1],[11]			$ 4,950,000
Amortized Cost	[11]			$ 4,855,000
Percentage of Net Assets	[11]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 4,777,000
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured debt investments, Due 04/2029
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.51%	10.51%
Principal		$ 4,962,500	$ 4,962,500
Amortized Cost		$ 4,765,574	$ 4,765,574
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,863,250	$ 4,863,250
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			5.50%
Principal	[1],[5]			$ 0
Amortized Cost	[5]			$ (32,000)
Percentage of Net Assets	[5]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (33,000)
Investment, Identifier [Axis]: Howden Group Holdings Limited , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[21]			3.25%
Interest Rate	[5],[6],[8],[13],[21]			8.69%
Principal	[1],[5],[6],[13],[21]			$ 2,992,000
Amortized Cost	[5],[6],[13],[21]			$ 2,992,000
Percentage of Net Assets	[5],[6],[13],[21]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13],[21]			$ 2,987,000
Investment, Identifier [Axis]: Hub International Limited, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[12],[13]			4.00%
Interest Rate	[5],[6],[8],[13]			9.37%
Principal	[1],[5],[6],[13]			$ 2,993,000
Amortized Cost	[5],[6],[13]			$ 3,006,000
Percentage of Net Assets	[5],[6],[13]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[6],[13]			$ 3,001,000
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			6.00%
Interest Rate	[5],[8]			11.32%
Principal	[1],[5]			$ 28,688,000
Amortized Cost	[5]			$ 28,260,000
Percentage of Net Assets	[5]			4.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 28,258,000
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.00%
Amortized Cost	[5],[23]			$ (1,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[23]			$ (2,000)
Investment, Identifier [Axis]: ICIMS, Inc., One stop debt investments, Due 08/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:IcimsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.25%	7.25%
Interest rate cash		8.50%	8.50%
Interest rate paid in kind		3.88%	3.88%
Principal		$ 10,000,000	$ 10,000,000
Amortized Cost		$ 9,802,424	$ 9,802,424
Percentage of Net Assets		2.20%	2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,800,000	$ 9,800,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12],[15]			6.00%
Interest Rate	[8],[11]			11.45%
Principal	[1],[11]			$ 15,919,000
Amortized Cost	[11]			$ 15,919,000
Percentage of Net Assets	[11]			2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 15,919,000
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			6.00%
Interest Rate	[8]			11.47%
Principal	[1]			$ 4,088,000
Amortized Cost				$ 4,088,000
Percentage of Net Assets				0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 4,088,000
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, One, Due 09/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:IgInvestmentsHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.00%	6.00%
Interest Rate		11.17%	11.17%
Principal		$ 15,959,391	$ 15,959,391
Amortized Cost		$ 15,959,391	$ 15,959,391
Percentage of Net Assets		3.60%	3.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,959,391	$ 15,959,391
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, Two, Due 09/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:IgInvestmentsHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.00%	6.00%
Interest Rate		11.15%	11.15%
Principal		$ 4,098,035	$ 4,098,035
Amortized Cost		$ 4,098,035	$ 4,098,035
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,098,035	$ 4,098,035
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Infinisource, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[24]			4.50%
Interest Rate	[8],[11]			10.09%
Principal	[1],[11]			$ 4,216,000
Amortized Cost	[11]			$ 4,138,000
Percentage of Net Assets	[11]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 4,216,000
Investment, Identifier [Axis]: Infinisource, Inc., One stop debt investments, Due 10/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:InfinisourceIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		10.34%	10.34%
Principal		$ 4,226,458	$ 4,226,458
Amortized Cost		$ 4,143,507	$ 4,143,507
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,141,929	$ 4,141,929
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			6.00%
Interest Rate	[8],[11]			11.40%
Principal	[1],[11]			$ 9,952,000
Amortized Cost	[11]			$ 9,650,000
Percentage of Net Assets	[11]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 9,405,000
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			6.00%
Interest Rate	[5],[8]			11.40%
Principal	[1],[5]			$ 4,916,000
Amortized Cost	[5]			$ 4,767,000
Percentage of Net Assets	[5]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 4,646,000
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, One, Due 07/2024
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:InhanceTechnologiesHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Chemicals	Chemicals
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.68%	10.68%
Principal		$ 9,958,110	$ 9,958,110
Amortized Cost		$ 9,770,286	$ 9,770,286
Percentage of Net Assets		2.10%	2.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,559,786	$ 9,559,786
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, Two, Due 07/2024
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:InhanceTechnologiesHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Chemicals	Chemicals
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.68%	10.68%
Principal		$ 4,919,570	$ 4,919,570
Amortized Cost		$ 4,826,781	$ 4,826,781
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,722,788	$ 4,722,788
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Innophos Holdings, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[15]			3.25%
Interest Rate	[5],[6],[8],[13]			8.68%
Principal	[1],[5],[6],[13]			$ 3,438,000
Amortized Cost	[5],[6],[13]			$ 3,444,000
Percentage of Net Assets	[5],[6],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 3,427,000
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[15],[24]			6.00%
Interest Rate	[5],[8]			11.38%
Principal	[1],[5]			$ 896,000
Amortized Cost	[5]			$ 874,000
Percentage of Net Assets	[5]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 873,000
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.00%
Amortized Cost	[5],[23]			$ (1,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13],[23]			$ (1,000)
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.00%
Amortized Cost	[5],[23]			$ (3,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13],[23]			$ (3,000)
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.50%
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.00%
Amortized Cost	[5],[23]			$ (28,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13],[23]			$ (57,000)
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			5.50%
Interest Rate	[5],[8],[11]			11.04%
Principal	[1],[5],[11]			$ 19,944,000
Amortized Cost	[5],[11]			$ 19,770,000
Percentage of Net Assets	[5],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 19,745,000
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop debt investments, Due 07/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:J.s.HeldHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.89%	10.89%
Principal		$ 19,996,025	$ 19,996,025
Amortized Cost		$ 19,802,164	$ 19,802,164
Percentage of Net Assets		4.50%	4.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,796,065	$ 19,796,065
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.79%
Principal	[1],[11]			$ 9,600,000
Amortized Cost	[11]			$ 9,218,000
Percentage of Net Assets	[11]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 9,456,000
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop debt investments, Due 09/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:JhccHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.89%	10.89%
Principal		$ 9,625,000	$ 9,625,000
Amortized Cost		$ 9,200,357	$ 9,200,357
Percentage of Net Assets		2.10%	2.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,191,875	$ 9,191,875
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Juvare, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			6.25%
Interest Rate	[8]			11.82%
Principal	[1]			$ 5,568,000
Amortized Cost				$ 5,311,000
Percentage of Net Assets				0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 5,290,000
Investment, Identifier [Axis]: Juvare, LLC, One stop debt investments, Due 10/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:JuvareLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.73%	11.73%
Principal		$ 5,568,300	$ 5,568,300
Amortized Cost		$ 5,459,013	$ 5,459,013
Percentage of Net Assets		1.20%	1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,289,885	$ 5,289,885
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.32%
Principal	[1],[5],[13]			$ 2,990,000
Amortized Cost	[5],[13]			$ 2,998,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,991,000
Investment, Identifier [Axis]: Kaseya Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[12]			6.25%
Interest Rate				9.12%
Interest rate paid in kind				2.50%
Principal	[1]			$ 8,017,000
Amortized Cost				$ 7,864,000
Percentage of Net Assets				1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 7,937,000
Investment, Identifier [Axis]: Kaseya Inc., One stop debt investments, Due 06/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:KaseyaIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest rate cash		8.85%	8.85%
Interest rate paid in kind		2.50%	2.50%
Principal		$ 8,000,000	$ 8,000,000
Amortized Cost		$ 7,841,666	$ 7,841,666
Percentage of Net Assets		1.80%	1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 7,840,000	$ 7,840,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Kenan Advantage Group, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[24]			4.18%
Interest Rate	[5],[8]			9.48%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,996,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 2,989,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			6.25%
Interest Rate	[5],[8]			11.66%
Principal	[1],[5]			$ 1,838,000
Amortized Cost	[5]			$ 1,801,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 1,801,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			6.25%
Interest Rate	[5],[8]			11.66%
Principal	[1],[5]			$ 31,000
Amortized Cost	[5]			26,000
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 26,000
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.25%
Amortized Cost	[5],[23]			$ (4,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[23]			$ (4,000)
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			6.25%
Interest Rate	[5],[8]			11.58%
Principal	[1],[5]			$ 4,463,000
Amortized Cost	[5]			$ 4,353,000
Percentage of Net Assets	[5]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 4,351,000
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			6.25%
Interest Rate	[5],[8]			11.58%
Principal	[1],[5]			$ 787,000
Amortized Cost	[5]			$ 768,000
Percentage of Net Assets	[5]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 768,000
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 3
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.25%
Principal	[1],[5],[23]			$ 0
Amortized Cost	[5],[23]			$ (1,000)
Percentage of Net Assets	[5],[23]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[23]			$ (1,000)
Investment, Identifier [Axis]: Liminex, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			7.25%
Interest Rate	[5],[8]			12.79%
Principal	[1],[5]			$ 10,679,000
Amortized Cost	[5]			$ 10,531,000
Percentage of Net Assets	[5]			1.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 10,679,000
Investment, Identifier [Axis]: Liminex, Inc., One stop debt investments, Due 11/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.25%	7.25%
Interest Rate		12.64%	12.64%
Principal		$ 10,679,400	$ 10,679,400
Amortized Cost		$ 10,522,140	$ 10,522,140
Percentage of Net Assets		2.40%	2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,519,209	$ 10,519,209
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			6.25%
Interest Rate	[8],[11]			11.79%
Principal	[1],[11]			$ 8,895,000
Amortized Cost	[11]			$ 8,394,000
Percentage of Net Assets	[11]			1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 8,628,000
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop debt investments, Due 07/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:RwAmHoldcoLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.36%	11.36%
Principal		$ 8,917,310	$ 8,917,310
Amortized Cost		$ 8,390,405	$ 8,390,405
Percentage of Net Assets		1.90%	1.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,382,271	$ 8,382,271
Investment, Identifier [Axis]: Majesco, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			7.38%
Interest Rate	[5],[8],[11]			12.77%
Principal	[1],[5],[11]			$ 21,477,000
Amortized Cost	[5],[11]			$ 21,477,000
Percentage of Net Assets	[5],[11]			3.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 21,477,000
Investment, Identifier [Axis]: Majesco, One stop debt investments, Due 09/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:MajescoMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.38%	7.38%
Interest Rate		12.62%	12.62%
Principal		$ 21,532,948	$ 21,532,948
Amortized Cost		$ 21,532,948	$ 21,532,948
Percentage of Net Assets		4.90%	4.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 21,532,948	$ 21,532,948
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			6.25%
Interest Rate	[8],[11]			11.79%
Principal	[1],[11]			$ 11,730,000
Amortized Cost	[11]			$ 11,173,000
Percentage of Net Assets	[11]			1.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 11,026,000
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			6.25%
Interest Rate	[8],[11]			11.79%
Principal	[1],[11]			$ 4,975,000
Amortized Cost	[11]			$ 4,739,000
Percentage of Net Assets	[11]			0.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 4,676,000
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, One, Due 06/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:MarconeYellowstoneBuyerIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Trading Companies and Distributors	Trading Companies and Distributors
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.64%	11.64%
Principal		$ 11,760,000	$ 11,760,000
Amortized Cost		$ 11,294,964	$ 11,294,964
Percentage of Net Assets		2.50%	2.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,172,000	$ 11,172,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, Two, Due 06/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:MarconeYellowstoneBuyerIncMember
Investment, Industry Sector [Extensible Enumeration]		Trading Companies and Distributors	Trading Companies and Distributors
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.64%	11.64%
Principal		$ 4,987,342	$ 4,987,342
Amortized Cost		$ 4,790,123	$ 4,790,123
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,737,975	$ 4,737,975
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			3.25%
Interest Rate	[5],[8]			8.74%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,921,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,970,000
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			4.25%
Interest Rate	[5],[8]			9.65%
Principal	[1],[5]			$ 499,000
Amortized Cost	[5]			$ 494,000
Percentage of Net Assets	[5]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 499,000
Investment, Identifier [Axis]: Mediware Information Systems, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			3.25%
Interest Rate	[5],[8]			8.68%
Principal	[1],[5]			$ 1,995,000
Amortized Cost	[5]			$ 1,971,000
Percentage of Net Assets	[5]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 1,973,000
Investment, Identifier [Axis]: Medline Borrower, LP , Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7]			3.25%
Interest Rate	[5],[6],[8]			8.68%
Principal	[1],[5],[6]			$ 3,491,000
Amortized Cost	[5],[6]			$ 3,470,000
Percentage of Net Assets	[5],[6]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6]			$ 3,486,000
Investment, Identifier [Axis]: Midwest Veterinary Partners, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			4.00%
Interest Rate	[5],[8]			9.43%
Principal	[1],[5]			$ 2,487,000
Amortized Cost	[5]			$ 2,440,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,468,000
Investment, Identifier [Axis]: Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (CUSIP 61747C582)
Schedule of Investments [Line Items]
Interest Rate	[8],[27]			5.20%
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			5.25%
Interest Rate	[5],[8]			10.77%
Principal	[1],[5]			$ 15,840,000
Amortized Cost	[5]			$ 15,387,000
Percentage of Net Assets	[5]			2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 15,364,000
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop debt investments, Due 11/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:NbgAcquisitionCorpAndNbgPAcquisitionCorpMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.45%	10.45%
Principal		$ 15,879,664	$ 15,879,664
Amortized Cost		$ 15,408,813	$ 15,408,813
Percentage of Net Assets		3.50%	3.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,403,274	$ 15,403,274
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12],[24]			5.50%
Interest Rate	[5],[8],[11]			10.89%
Principal	[1],[5],[11]			$ 19,886,000
Amortized Cost	[5],[11]			$ 19,123,000
Percentage of Net Assets	[5],[11]			2.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 19,090,000
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop debt investments, Due 07/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:NationalExpressWashParentHoldcoLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.89%	10.89%
Principal		$ 19,953,647	$ 19,953,647
Amortized Cost		$ 19,163,734	$ 19,163,734
Percentage of Net Assets		4.30%	4.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,155,502	$ 19,155,502
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[10],[14],[16],[18]			6.00%
Interest Rate	[5],[6],[8],[10],[14],[18]			9.95%
Principal	[1],[5],[6],[10],[14],[18]			$ 172,000
Amortized Cost	[5],[6],[10],[14],[18]			$ 176,000
Percentage of Net Assets	[5],[6],[10],[14],[18]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[10],[14],[18]			$ 172,000
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop debt investments, Due 07/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:NeoBidcoGmbhMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:EuroInterbankOfferedRateMember	gcred:EuroInterbankOfferedRateMember
Spread Above Index		3.50%	3.50%
Interest Rate		6.56%	6.56%
Principal		$ 177,904	$ 177,904
Amortized Cost		174,479	174,479
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 176,125	$ 176,125
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.00%
Interest Rate	[5],[8]			11.50%
Principal	[1],[5]			$ 5,646,000
Amortized Cost	[5]			$ 5,562,000
Percentage of Net Assets	[5]			0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 5,575,000
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			6.00%
Amortized Cost	[5]			$ (1,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ (1,000)
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[15]			5.75%
Interest Rate	[8]			11.17%
Principal	[1]			$ 9,949,000
Amortized Cost				$ 9,770,000
Percentage of Net Assets				1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)				$ 9,750,000
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop debt investments, Due 12/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:NetHealthAcquisitionCorpMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 9,974,490	$ 9,974,490
Amortized Cost		$ 9,877,225	$ 9,877,225
Percentage of Net Assets		2.20%	2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,775,000	$ 9,775,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Netwrix Corporation, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12],[24]			5.00%
Interest Rate	[8],[11]			10.37%
Principal	[1],[11]			$ 8,798,000
Amortized Cost	[11]			$ 8,630,000
Percentage of Net Assets	[11]			1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 8,622,000
Investment, Identifier [Axis]: Netwrix Corporation, One stop debt investments, Due 06/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:NetwrixCorporationMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.00%	5.00%
Interest Rate		10.30%	10.30%
Principal		$ 8,820,146	$ 8,820,146
Amortized Cost		$ 8,732,869	$ 8,732,869
Percentage of Net Assets		1.90%	1.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,643,743	$ 8,643,743
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[18],[25],[28]			5.50%
Interest Rate	[5],[6],[8],[18],[25]			11.01%
Principal	[1],[5],[6],[18],[25]			$ 10,989,000
Amortized Cost	[5],[6],[18],[25]			$ 10,740,000
Percentage of Net Assets	[5],[6],[18],[25]			1.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[18],[25]			$ 10,440,000
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop debt investments, Due 05/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:NewLookDelawareCorporationAndNl1AcquirecoIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Healthcare Providers and Services	Healthcare Providers and Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:CanadianBankersAcceptanceRateMember	gcred:CanadianBankersAcceptanceRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.88%	10.88%
Principal		$ 11,291,904	$ 11,291,904
Amortized Cost		$ 10,742,144	$ 10,742,144
Percentage of Net Assets		2.40%	2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,727,309	$ 10,727,309
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: OEConnection, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.42%
Principal	[1],[5],[13]			$ 1,444,000
Amortized Cost	[5],[13]			$ 1,438,000
Percentage of Net Assets	[5],[13]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 1,442,000
Investment, Identifier [Axis]: OneDigital Borrower, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			4.25%
Interest Rate	[5],[8]			9.67%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,980,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,994,000
Investment, Identifier [Axis]: PAS Parent Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[15]			5.25%
Interest Rate	[5],[8],[11]			10.68%
Principal	[1],[5],[11]			$ 19,849,000
Amortized Cost	[5],[11]			$ 19,470,000
Percentage of Net Assets	[5],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 19,452,000
Investment, Identifier [Axis]: PAS Parent Inc., One stop debt investments, Due 12/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PasParentIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		gcred:LifeSciencesToolsServicesSectorMember	gcred:LifeSciencesToolsServicesSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.47%	10.47%
Principal		$ 19,899,289	$ 19,899,289
Amortized Cost		$ 19,505,810	$ 19,505,810
Percentage of Net Assets		4.40%	4.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,501,303	$ 19,501,303
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			4.50%
Interest Rate	[8],[11]			9.98%
Principal	[1],[11]			$ 13,893,000
Amortized Cost	[11]			$ 13,893,000
Percentage of Net Assets	[11]			2.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 13,893,000
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop debt investments, Due 10/2024
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PdiTaHoldingsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:LondonInterbankOfferedRateMember	gcred:LondonInterbankOfferedRateMember
Spread Above Index		4.50%	4.50%
Interest Rate		9.75%	9.75%
Principal		$ 13,964,194	$ 13,964,194
Amortized Cost		$ 13,964,194	$ 13,964,194
Percentage of Net Assets		3.20%	3.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 13,964,194	$ 13,964,194
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: PGA Holdings, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			3.50%
Interest Rate	[5],[8]			9.18%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,929,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5]			$ 2,886,000
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.75%
Interest Rate	[8],[11]			11.17%
Principal	[1],[11]			$ 5,000,000
Amortized Cost	[11]			$ 4,904,000
Percentage of Net Assets	[11]			0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 4,925,000
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop debt investments, Due 08/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PpvIntermediateHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.93%	10.93%
Principal		$ 5,000,000	$ 5,000,000
Amortized Cost		$ 4,901,011	$ 4,901,011
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,900,000	$ 4,900,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Panzura, LLC, LLC units
Schedule of Investments [Line Items]
Amortized Cost	[5]			$ 4,000
Percentage of Net Assets	[5]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 4,000
Investment, Identifier [Axis]: Panzura, LLC, One stop
Schedule of Investments [Line Items]
Interest rate cash				2.00%
Interest rate paid in kind				13.00%
Principal	[1],[5],[14]			$ 50,000
Amortized Cost	[5],[14]			$ 44,000
Percentage of Net Assets	[5],[14]			0.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[14]			$ 44,000
Investment, Identifier [Axis]: Pegasus BidCo, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13],[29]			4.25%
Interest Rate	[5],[6],[8],[13],[29]			9.61%
Principal	[1],[5],[6],[13],[29]			$ 3,491,000
Amortized Cost	[5],[6],[13],[29]			$ 3,503,000
Percentage of Net Assets	[5],[6],[13],[29]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13],[29]			$ 3,498,000
Investment, Identifier [Axis]: Personify, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.25%
Interest Rate	[8],[11]			10.64%
Principal	[1],[11]			$ 8,636,000
Amortized Cost	[11]			$ 8,636,000
Percentage of Net Assets	[11]			1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 8,636,000
Investment, Identifier [Axis]: Personify, Inc., One stop debt investments, Due 09/2024
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PersonifyIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.49%	10.49%
Principal		$ 8,980,002	$ 8,980,002
Amortized Cost		$ 8,980,002	$ 8,980,002
Percentage of Net Assets		2.00%	2.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,980,002	$ 8,980,002
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Pharmerica, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			3.25%
Interest Rate	[5],[8]			8.68%
Principal	[1],[5]			$ 2,992,000
Amortized Cost	[5]			$ 2,975,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,977,000
Investment, Identifier [Axis]: Pike Corporation, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13]			3.50%
Interest Rate	[5],[6],[8],[13]			8.82%
Principal	[1],[5],[6],[13]			$ 1,995,000
Amortized Cost	[5],[6],[13]			$ 2,000,000
Percentage of Net Assets	[5],[6],[13]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 2,000,000
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			6.75%
Interest Rate	[5],[8],[11]			12.32%
Principal	[1],[5],[11]			$ 19,893,000
Amortized Cost	[5],[11]			$ 19,893,000
Percentage of Net Assets	[5],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[11],[13]			$ 19,893,000
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop debt investments, Due 01/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.75%	6.75%
Interest Rate		12.16%	12.16%
Principal		$ 19,946,524	$ 19,946,524
Amortized Cost		$ 19,946,524	$ 19,946,524
Percentage of Net Assets		4.50%	4.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,946,524	$ 19,946,524
Investment, Identifier [Axis]: Pluralsight, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12]			8.00%
Interest Rate	[5],[8]			13.45%
Principal	[1],[5]			$ 10,000,000
Amortized Cost	[5]			$ 10,000,000
Percentage of Net Assets	[5]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 9,900,000
Investment, Identifier [Axis]: Pluralsight, LLC, One stop debt investments, Due 04/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:PluralsightLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		8.00%	8.00%
Interest Rate		13.04%	13.04%
Principal		$ 10,000,000	$ 10,000,000
Amortized Cost		$ 9,901,221	$ 9,901,221
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,000,000	$ 10,000,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			7.00%
Interest Rate	[8],[11]			12.39%
Principal	[1],[11]			$ 14,886,000
Amortized Cost	[11]			$ 14,886,000
Percentage of Net Assets	[11]			2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 14,886,000
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop debt investments, Due 05/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:ProjectPowerBuyerLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Oil, Gas and Consumable Fuels	Oil, Gas and Consumable Fuels
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.00%	7.00%
Interest Rate		12.24%	12.24%
Principal		$ 14,923,708	$ 14,923,708
Amortized Cost		$ 14,704,660	$ 14,704,660
Percentage of Net Assets		3.40%	3.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 14,923,708	$ 14,923,708
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.00%
Interest Rate	[8],[11]			10.42%
Principal	[1],[11]			$ 7,560,000
Amortized Cost	[11]			$ 7,560,000
Percentage of Net Assets	[11]			1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 7,560,000
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.00%
Interest Rate	[8],[11]			10.42%
Principal	[1],[11]			$ 3,876,000
Amortized Cost	[11]			$ 3,876,000
Percentage of Net Assets	[11]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 3,876,000
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, One, Due 06/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:CertusPestIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.00%	5.00%
Interest Rate		10.20%	10.20%
Principal		$ 7,579,454	$ 7,579,454
Amortized Cost		$ 7,579,454	$ 7,579,454
Percentage of Net Assets		1.70%	1.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 7,579,454	$ 7,579,454
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, Two, Due 06/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:HsSpaHoldingsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.00%	5.00%
Interest Rate		10.20%	10.20%
Principal		$ 3,886,359	$ 3,886,359
Amortized Cost		$ 3,886,359	$ 3,886,359
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,886,359	$ 3,886,359
Investment, Identifier [Axis]: QAD, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[15]			5.38%
Interest Rate	[8],[11]			10.69%
Principal	[1],[11]			$ 9,949,000
Amortized Cost	[11]			$ 9,949,000
Percentage of Net Assets	[11]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 9,949,000
Investment, Identifier [Axis]: QAD, Inc., One stop debt investments, Due 11/2027
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:QadIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.38%	5.38%
Interest Rate		10.48%	10.48%
Principal		$ 9,974,747	$ 9,974,747
Amortized Cost		$ 9,974,747	$ 9,974,747
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,974,747	$ 9,974,747
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11]			5.00%
Interest Rate	[5],[8],[11]			10.49%
Principal	[1],[5],[11]			$ 17,492,000
Amortized Cost	[5],[11]			$ 17,186,000
Percentage of Net Assets	[5],[11]			2.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 17,142,000
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			5.00%
Interest Rate	[5],[8]			10.49%
Principal	[1],[5]			$ 2,984,000
Amortized Cost	[5]			$ 2,932,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,925,000
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, One, Due 06/2025
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.00%	5.00%
Interest Rate		10.34%	10.34%
Principal		$ 17,536,849	$ 17,536,849
Amortized Cost		$ 17,196,868	$ 17,196,868
Percentage of Net Assets		3.90%	3.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 17,186,112	$ 17,186,112
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, Two, Due 06/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AlegeusTechnologiesHoldingsCorpMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]		Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.00%	5.00%
Interest Rate		10.34%	10.34%
Principal		$ 2,992,248	$ 2,992,248
Amortized Cost		$ 2,934,238	$ 2,934,238
Percentage of Net Assets		0.60%	0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 2,932,403	$ 2,932,403
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11]			5.25%
Interest Rate	[8],[11]			10.82%
Principal	[1],[11]			$ 11,390,000
Amortized Cost	[11]			$ 10,958,000
Percentage of Net Assets	[11]			1.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 11,048,000
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop debt investments, Due 04/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:LiminexIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.25%	5.25%
Interest Rate		10.21%	10.21%
Principal		$ 11,418,439	$ 11,418,439
Amortized Cost		$ 10,854,903	$ 10,854,903
Percentage of Net Assets		2.50%	2.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,961,702	$ 10,961,702
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			6.53%
Interest Rate	[8],[11]			12.02%
Principal	[1],[11]			$ 15,919,000
Amortized Cost	[11]			$ 15,919,000
Percentage of Net Assets	[11]			2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 15,919,000
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop debt investments, Due 03/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:RadwellParentLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Commercial Services and Supplies	Commercial Services and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.53%	6.53%
Interest Rate		11.87%	11.87%
Principal		$ 15,959,698	$ 15,959,698
Amortized Cost		$ 15,714,688	$ 15,714,688
Percentage of Net Assets		3.60%	3.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,959,698	$ 15,959,698
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Reynolds Group Holdings, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13]			3.25%
Interest Rate	[5],[6],[8],[13]			8.68%
Principal	[1],[5],[6],[13]			$ 3,492,000
Amortized Cost	[5],[6],[13]			$ 3,498,000
Percentage of Net Assets	[5],[6],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 3,492,000
Investment, Identifier [Axis]: S2P Acquisition Borrower, Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.42%
Principal	[1],[5],[13]			$ 3,491,000
Amortized Cost	[5],[13]			$ 3,497,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,491,000
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			4.75%
Interest Rate	[5],[8],[11]			10.29%
Principal	[1],[5],[11]			$ 23,099,000
Amortized Cost	[5],[11]			$ 23,099,000
Percentage of Net Assets	[5],[11]			3.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[11],[13]			$ 23,099,000
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop debt investments, Due 11/2025
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		10.14%	10.14%
Principal		$ 23,158,697	$ 23,158,697
Amortized Cost		$ 22,933,022	$ 22,933,022
Percentage of Net Assets		5.20%	5.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 23,158,697	$ 23,158,697
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			6.25%
Interest Rate	[5],[8]			11.58%
Principal	[1],[5]			$ 10,000,000
Amortized Cost	[5]			$ 9,904,000
Percentage of Net Assets	[5]			1.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 9,900,000
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop debt investments, Due 08/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:SailpointTechnologiesHoldingsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.35%	11.35%
Principal		$ 10,000,000	$ 10,000,000
Amortized Cost		$ 9,901,017	$ 9,901,017
Percentage of Net Assets		2.20%	2.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 9,900,000	$ 9,900,000
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[17],[18],[30]			5.75%
Interest Rate	[5],[6],[8],[18],[30]			9.41%
Principal	[1],[5],[6],[18],[30]			$ 13,747,000
Amortized Cost	[5],[6],[18],[30]			$ 14,051,000
Percentage of Net Assets	[5],[6],[18],[30]			2.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[18],[30]			$ 13,747,000
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop debt investments, Due 04/2029
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:SapphireBidcoOyMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:EuroInterbankOfferedRateMember	gcred:EuroInterbankOfferedRateMember
Spread Above Index		6.00%	6.00%
Interest Rate		9.08%	9.08%
Principal		$ 14,184,300	$ 14,184,300
Amortized Cost		$ 14,052,201	$ 14,052,201
Percentage of Net Assets		3.20%	3.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 14,042,457	$ 14,042,457
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12],[14]			6.50%
Interest Rate	[8],[11],[14]			12.04%
Principal	[1],[11],[14]			$ 8,317,000
Amortized Cost	[11],[14]			$ 7,857,000
Percentage of Net Assets	[11],[14]			1.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11],[14]			$ 7,985,000
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop debt investments, Due 09/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:SaturnBorrowerIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.25%	7.25%
Interest rate cash		11.89%	11.89%
Interest rate paid in kind		0.75%	0.75%
Principal		$ 8,331,289	$ 8,331,289
Amortized Cost		$ 7,838,993	$ 7,838,993
Percentage of Net Assets		1.80%	1.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 7,831,412	$ 7,831,412
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Scientific Games Holdings LP, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12],[13]			3.50%
Interest Rate	[8],[11],[13]			8.77%
Principal	[1],[11],[13]			$ 2,992,000
Amortized Cost	[11],[13]			$ 2,966,000
Percentage of Net Assets	[11],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 2,979,000
Investment, Identifier [Axis]: Southern Veterinary Partners, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.43%
Principal	[1],[5],[13]			$ 3,491,000
Amortized Cost	[5],[13]			$ 3,454,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,474,000
Investment, Identifier [Axis]: Stratose Intermediate Holdings II, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7]			3.50%
Interest Rate	[5],[8]			8.93%
Principal	[1],[5]			$ 3,491,000
Amortized Cost	[5]			$ 3,499,000
Percentage of Net Assets	[5]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 3,496,000
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[15]			6.75%
Interest Rate	[5],[8],[11]			12.17%
Principal	[1],[5],[11]			$ 23,182,000
Amortized Cost	[5],[11]			$ 22,752,000
Percentage of Net Assets	[5],[11]			3.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 22,951,000
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop debt investments, Due 12/2029
Schedule of Investments [Line Items]
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.45%	11.45%
Principal		$ 23,241,984	$ 23,241,984
Amortized Cost		$ 22,785,362	$ 22,785,362
Percentage of Net Assets		5.10%	5.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 22,777,144	$ 22,777,144
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[14]			8.00%
Interest rate cash				9.92%
Interest rate paid in kind				3.50%
Principal	[1],[5],[14]			$ 10,441,000
Amortized Cost	[5],[14]			$ 10,463,000
Percentage of Net Assets	[5],[14]			1.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[14]			$ 10,493,000
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop debt investments, Due 06/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:EsoSolutionIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		8.00%	8.00%
Interest rate cash		9.70%	9.70%
Interest rate paid in kind		3.50%	3.50%
Principal		$ 10,348,640	$ 10,348,640
Amortized Cost		$ 10,373,645	$ 10,373,645
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,374,511	$ 10,374,511
Investment, Identifier [Axis]: Technimark, LLC, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13]			3.75%
Interest Rate	[5],[8],[13]			9.18%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,956,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 2,964,000
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[15]			5.75%
Interest Rate	[8],[11]			11.17%
Principal	[1],[11]			$ 5,746,000
Amortized Cost	[11]			$ 5,669,000
Percentage of Net Assets	[11]			0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 5,660,000
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop debt investments, Due 12/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TelesoftHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.75%	5.75%
Interest Rate		10.95%	10.95%
Principal		$ 5,761,244	$ 5,761,244
Amortized Cost		$ 5,712,933	$ 5,712,933
Percentage of Net Assets		1.30%	1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,674,825	$ 5,674,825
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: The Dun & Bradstreet Corporation, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7]			3.00%
Interest Rate	[5],[6],[8]			8.32%
Principal	[1],[5],[6]			$ 3,182,000
Amortized Cost	[5],[6]			$ 3,198,000
Percentage of Net Assets	[5],[6]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6]			$ 3,181,000
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[15]			6.00%
Interest Rate	[8],[11]			11.42%
Principal	[1],[11]			$ 5,000,000
Amortized Cost	[11]			$ 4,947,000
Percentage of Net Assets	[11]			0.80%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 5,000,000
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop debt investments, Due 03/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TogetherworkHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.45%	11.45%
Principal		$ 5,000,000	$ 5,000,000
Amortized Cost		$ 5,000,000	$ 5,000,000
Percentage of Net Assets		1.10%	1.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 4,937,500	$ 4,937,500
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Transdigm Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[12],[13]			3.25%
Interest Rate	[5],[6],[8],[13]			8.64%
Principal	[1],[5],[6],[13]			$ 1,437,000
Amortized Cost	[5],[6],[13]			$ 1,439,000
Percentage of Net Assets	[5],[6],[13]			0.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 1,439,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.75%
Interest Rate	[8],[11]			11.30%
Principal	[1],[11]			$ 8,862,000
Amortized Cost	[11]			$ 8,526,000
Percentage of Net Assets	[11]			1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 8,508,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.75%
Interest Rate	[8],[11]			11.30%
Principal	[1],[11]			$ 2,600,000
Amortized Cost	[11]			$ 2,501,000
Percentage of Net Assets	[11]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[11]			$ 2,495,000
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, One, Due 05/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TripleLiftIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Media	Media
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.68%	10.68%
Principal		$ 8,884,873	$ 8,884,873
Amortized Cost		$ 8,619,824	$ 8,619,824
Percentage of Net Assets		1.90%	1.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,529,478	$ 8,529,478
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, Two, Due 05/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TripleLiftIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Media	Media
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.23%	10.23%
Principal		$ 2,606,048	$ 2,606,048
Amortized Cost		$ 2,528,306	$ 2,528,306
Percentage of Net Assets		0.60%	0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 2,501,806	$ 2,501,806
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[12]			4.75%
Interest Rate	[5],[8],[11]			10.27%
Principal	[1],[5],[11]			$ 19,466,000
Amortized Cost	[5],[11]			$ 19,466,000
Percentage of Net Assets	[5],[11]			3.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[11],[13]			$ 19,466,000
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop debt investments, Due 09/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BjhHoldingsIiiCorpMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		4.75%	4.75%
Interest Rate		9.95%	9.95%
Principal		$ 19,800,000	$ 19,800,000
Amortized Cost		$ 19,800,000	$ 19,800,000
Percentage of Net Assets		4.50%	4.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 19,800,000	$ 19,800,000
Investment, Identifier [Axis]: U.S. Silica Company, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[13]			4.75%
Interest Rate	[5],[6],[8],[13]			10.17%
Principal	[1],[5],[6],[13]			$ 2,911,000
Amortized Cost	[5],[6],[13]			$ 2,901,000
Percentage of Net Assets	[5],[6],[13]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 2,921,000
Investment, Identifier [Axis]: UKG Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[13]			3.25%
Interest Rate	[5],[8],[13]			8.62%
Principal	[1],[5],[13]			$ 3,312,000
Amortized Cost	[5],[13]			$ 3,273,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,307,000
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[24]			5.50%
Interest Rate	[5],[8],[11]			11.40%
Principal	[1],[5],[11]			$ 24,623,000
Amortized Cost	[5],[11]			$ 24,157,000
Percentage of Net Assets	[5],[11]			3.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 23,638,000
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop debt investments, Due 04/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:VsgAcquisitionCorpAndSherrillIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		11.26%	11.26%
Principal		$ 24,685,389	$ 24,685,389
Amortized Cost		$ 24,196,164	$ 24,196,164
Percentage of Net Assets		5.50%	5.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 24,191,681	$ 24,191,681
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Verscend Holding Corp., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13],[15]			4.00%
Interest Rate	[5],[8],[13]			9.43%
Principal	[1],[5],[13]			$ 2,992,000
Amortized Cost	[5],[13]			$ 2,999,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 2,997,000
Investment, Identifier [Axis]: W.R. Grace & Co, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[6],[7],[12],[13]			3.75%
Interest Rate	[5],[6],[8],[13]			9.40%
Principal	[1],[5],[6],[13]			$ 530,000
Amortized Cost	[5],[6],[13]			$ 530,000
Percentage of Net Assets	[5],[6],[13]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[6],[13]			$ 527,000
Investment, Identifier [Axis]: WP Deluxe Merger Sub, Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[13]			3.50%
Interest Rate	[5],[8],[13]			9.15%
Principal	[1],[5],[13]			$ 3,491,000
Amortized Cost	[5],[13]			$ 3,457,000
Percentage of Net Assets	[5],[13]			0.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[13]			$ 3,477,000
Investment, Identifier [Axis]: WPEngine, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[24]			6.50%
Interest Rate	[5],[8]			11.92%
Principal	[1],[5]			$ 953,000
Amortized Cost	[5]			$ 934,000
Percentage of Net Assets	[5]			0.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 938,000
Investment, Identifier [Axis]: WPEngine, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			6.50%
Amortized Cost	[5],[23]			$ (1,000)
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[23]			$ (1,000)
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.50%
Interest Rate	[8],[11]			11.04%
Principal	[1],[11]			$ 4,054,000
Amortized Cost	[11]			$ 3,870,000
Percentage of Net Assets	[11]			0.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 3,932,000
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[7],[11],[12]			5.50%
Interest Rate	[8],[11]			11.04%
Principal	[1],[11]			$ 2,069,000
Amortized Cost	[11]			$ 1,975,000
Percentage of Net Assets	[11]			0.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[11],[13]			$ 2,007,000
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, One, Due 03/2026
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TropicalSmoothieCafeHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.89%	10.89%
Principal		$ 4,064,379	$ 4,064,379
Amortized Cost		$ 3,904,367	$ 3,904,367
Percentage of Net Assets		0.90%	0.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 3,861,160	$ 3,861,160
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, Two, Due 03/2026
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		5.50%	5.50%
Interest Rate		10.89%	10.89%
Principal		$ 2,074,078	$ 2,074,078
Amortized Cost		$ 1,992,423	$ 1,992,423
Percentage of Net Assets		0.40%	0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 1,970,374	$ 1,970,374
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[11],[15]			6.25%
Interest Rate	[5],[8],[11]			11.67%
Principal	[1],[5],[11]			$ 17,770,000
Amortized Cost	[5],[11]			$ 17,770,000
Percentage of Net Assets	[5],[11]			2.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[11]			$ 17,414,000
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop debt investments, Due 07/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]			gcred:WinebowHoldingsIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		gcred:BeveragesSectorMember	gcred:BeveragesSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		6.25%	6.25%
Interest Rate		11.45%	11.45%
Principal		$ 17,814,555	$ 17,814,555
Amortized Cost		$ 17,641,843	$ 17,641,843
Percentage of Net Assets		4.00%	4.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 17,814,555	$ 17,814,555
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: Wireco Worldgroup Inc., Senior secured
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			4.25%
Interest Rate	[5],[8]			9.70%
Principal	[1],[5]			$ 2,873,000
Amortized Cost	[5]			$ 2,880,000
Percentage of Net Assets	[5]			0.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5]			$ 2,875,000
Investment, Identifier [Axis]: Workforce Software, LLC, One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[14]			7.25%
Interest rate cash				9.82%
Interest rate paid in kind				3.00%
Principal	[1],[5],[14]			$ 9,145,000
Amortized Cost	[5],[14]			$ 8,986,000
Percentage of Net Assets	[5],[14]			1.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[14]			$ 9,054,000
Investment, Identifier [Axis]: Workforce Software, LLC, One stop debt investments, Due 07/2025
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:WorkforceSoftwareLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.25%	7.25%
Interest rate cash		9.66%	9.66%
Interest rate paid in kind		3.00%	3.00%
Principal		$ 9,075,823	$ 9,075,823
Amortized Cost		$ 8,899,632	$ 8,899,632
Percentage of Net Assets		2.00%	2.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 8,894,306	$ 8,894,306
Investment, Significant Unobservable Input [true false]		true	true
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 1
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[15]			5.75%
Interest Rate	[5],[8]			11.18%
Principal	[1],[5]			$ 6,396,000
Amortized Cost	[5]			$ 6,333,000
Percentage of Net Assets	[5]			1.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13]			$ 6,332,000
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 2
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[23]			5.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[5],[13],[23]			$ (1,000)
Investment, Identifier [Axis]: Zendesk, Inc., One stop
Schedule of Investments [Line Items]
Spread Above Index	[5],[7],[12],[14]			6.75%
Interest rate cash				8.90%
Interest rate paid in kind				3.25%
Principal	[1],[5],[14]			$ 10,176,000
Amortized Cost	[5],[14]			$ 10,176,000
Percentage of Net Assets	[5],[14]			1.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4],[5],[14]			$ 10,176,000
Investment, Identifier [Axis]: Zendesk, Inc., One stop debt investments, Due 11/2028
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:ZendeskIncMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread Above Index		7.00%	7.00%
Interest rate cash		8.75%	8.75%
Interest rate paid in kind		3.50%	3.50%
Principal		$ 10,087,500	$ 10,087,500
Amortized Cost		$ 10,087,500	$ 10,087,500
Percentage of Net Assets		2.30%	2.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,087,500	$ 10,087,500
Investment, Significant Unobservable Input [true false]		true	true
90-day LIBOR
Schedule of Investments [Line Items]
Spread Above Index		5.55%	5.55%
Prime rate
Schedule of Investments [Line Items]
Spread Above Index		8.25%	8.25%	8.50%
90-day EURIBOR
Schedule of Investments [Line Items]
Spread Above Index		3.58%	3.58%	3.95%
180-day EURIBOR
Schedule of Investments [Line Items]
Spread Above Index		3.90%	3.90%	4.13%
90-day CDOR
Schedule of Investments [Line Items]
Spread Above Index		5.40%	5.40%	5.51%
30-day Term SOFR
Schedule of Investments [Line Items]
Spread Above Index		5.14%	5.14%	5.32%
90-day Term SOFR
Schedule of Investments [Line Items]
Spread Above Index		5.27%	5.27%	5.40%
180-day Term SOFR
Schedule of Investments [Line Items]
Spread Above Index		5.39%	5.39%	5.47%
Automobiles
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 72,769,998	$ 72,769,998	$ 72,567,000	[1]
Amortized Cost		$ 70,524,773	$ 70,524,773	$ 70,428,000
Percentage of Net Assets		15.90%	15.90%	10.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 70,475,407	$ 70,475,407	$ 70,998,000	[4]
Investment, Significant Unobservable Input [true false]		true	true
Chemicals
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 14,877,680	$ 14,877,680
Amortized Cost		$ 14,597,067	$ 14,597,067
Percentage of Net Assets		3.20%	3.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 14,282,574	$ 14,282,574
Investment, Significant Unobservable Input [true false]		true	true
Commercial Services and Supplies
Schedule of Investments [Line Items]
Principal	[1]			19,030,000
Amortized Cost				$ 18,976,000
Percentage of Net Assets				2.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)	[4]			$ 18,987,000
Containers and Packaging
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 16,504,712	$ 16,504,712	36,095,000	[1]
Amortized Cost		$ 16,357,411	$ 16,357,411	$ 35,698,000
Percentage of Net Assets		3.70%	3.70%	5.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 16,206,631	$ 16,206,631	$ 35,682,000	[4]
Investment, Significant Unobservable Input [true false]		true	true
Diversified Consumer Services
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:ProvenanceBuyerLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 59,187,022	$ 59,187,022
Amortized Cost		$ 58,135,534	$ 58,135,534
Percentage of Net Assets		13.20%	13.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 58,234,062	$ 58,234,062
Health Care Technology
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:QgendaIntermediateHoldingsLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 42,127,737	$ 42,127,737
Amortized Cost		$ 41,651,009	$ 41,651,009
Percentage of Net Assets		9.40%	9.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 41,690,526	$ 41,690,526
Healthcare Equipment and Supplies
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:BlueRiverPetCareLlcMember
Investment, Type [Extensible Enumeration]		gcred:OneStopDebtSecuritiesMember	gcred:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]		Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 34,325,150	$ 34,325,150
Amortized Cost		$ 33,989,137	$ 33,989,137
Percentage of Net Assets		7.70%	7.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 34,051,716	$ 34,051,716
Healthcare Providers and Services
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 31,795,733	$ 31,795,733
Amortized Cost		$ 31,795,732	$ 31,795,732
Percentage of Net Assets		7.20%	7.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 31,736,486	$ 31,736,486
Hotels, Restaurants and Leisure
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:HealthBuyerLlcMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]		Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 57,921,197	$ 57,921,197
Amortized Cost		$ 57,304,325	$ 57,304,325
Percentage of Net Assets		13.00%	13.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 57,621,947	$ 57,621,947
Household Products
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 6,138,457	$ 6,138,457
Amortized Cost		$ 5,896,790	$ 5,896,790
Percentage of Net Assets		1.30%	1.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 5,831,534	$ 5,831,534
Industrial Conglomerates
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:ArchGlobalCctHoldingsCorpMember
Investment, Type [Extensible Enumeration]		us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]		Industrial Conglomerates	Industrial Conglomerates
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 26,477,777	$ 26,477,777	29,116,000	[1]
Amortized Cost		$ 26,258,193	$ 26,258,193	$ 29,218,000
Percentage of Net Assets		5.90%	5.90%	4.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 26,100,593	$ 26,100,593	$ 28,726,000	[13]
Insurance
Schedule of Investments [Line Items]
Principal		75,617,990	75,617,990	91,705,000	[1]
Amortized Cost		$ 74,781,893	$ 74,781,893	$ 90,988,000
Percentage of Net Assets		17.00%	17.00%	13.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 74,931,767	$ 74,931,767	$ 90,944,000	[4]
IT Services
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 45,219,198	$ 45,219,198
Amortized Cost		$ 44,008,665	$ 44,008,665
Percentage of Net Assets		9.90%	9.90%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 43,902,992	$ 43,902,992
Media
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:TripleLiftIncMember
Principal		$ 11,490,921	11,490,921
Amortized Cost		$ 11,148,130	$ 11,148,130
Percentage of Net Assets		2.50%	2.50%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 11,031,284	$ 11,031,284
Oil, Gas and Consumable Fuels
Schedule of Investments [Line Items]
Principal		35,488,205	35,488,205
Amortized Cost		$ 35,165,762	$ 35,165,762
Percentage of Net Assets		8.00%	8.00%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 35,385,383	$ 35,385,383
Professional Services
Schedule of Investments [Line Items]
Principal		50,829,123	50,829,123
Amortized Cost		$ 50,261,007	$ 50,261,007
Percentage of Net Assets		11.30%	11.30%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 50,153,243	$ 50,153,243
Software
Schedule of Investments [Line Items]
Principal		175,264,379	175,264,379
Amortized Cost		$ 173,325,585	$ 173,325,585
Percentage of Net Assets		39.20%	39.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 173,126,197	$ 173,126,197
Investment, Significant Unobservable Input [true false]		true	true
Specialty Retail
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:AveHoldingsIiiCorpMember
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 45,555,012	$ 45,555,012
Amortized Cost		$ 44,497,064	$ 44,497,064
Percentage of Net Assets		10.10%	10.10%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 44,485,215	$ 44,485,215
Investment, Significant Unobservable Input [true false]		true	true
Trading Companies and Distributors
Schedule of Investments [Line Items]
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 16,747,342	$ 16,747,342
Amortized Cost		$ 16,085,087	$ 16,085,087
Percentage of Net Assets		3.60%	3.60%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 15,909,975	$ 15,909,975
Investment, Significant Unobservable Input [true false]		true	true
Canada
Schedule of Investments [Line Items]
Investment, Type [Extensible Enumeration]		Debt Investments	Debt Investments
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 11,291,904	$ 11,291,904
Amortized Cost		$ 10,742,144	$ 10,742,144	12,451,000
Percentage of Net Assets		2.40%	2.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 10,727,309	$ 10,727,309	12,145,000
Investment, Significant Unobservable Input [true false]		true	true
Finland
Schedule of Investments [Line Items]
Investment, Type [Extensible Enumeration]		Debt Investments	Debt Investments
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 14,184,300	$ 14,184,300
Amortized Cost		$ 14,052,201	$ 14,052,201	14,051,000
Percentage of Net Assets		3.20%	3.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 14,042,457	$ 14,042,457	13,747,000
Investment, Significant Unobservable Input [true false]		true	true
Luxembourg
Schedule of Investments [Line Items]
Investment, Type [Extensible Enumeration]		Debt Investments	Debt Investments
Investment, Issuer Geographic Region [Extensible Enumeration]		United States	United States
Principal		$ 21,620,379	$ 21,620,379
Amortized Cost		$ 20,949,106	$ 20,949,106	23,228,000
Percentage of Net Assets		4.70%	4.70%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 20,945,471	$ 20,945,471	23,192,000
Investment, Significant Unobservable Input [true false]		true	true
United States
Schedule of Investments [Line Items]
Investment, Issuer Name [Extensible Enumeration]		gcred:MarconeYellowstoneBuyerIncMember
Investment, Industry Sector [Extensible Enumeration]		Trading Companies and Distributors	Trading Companies and Distributors
Principal		$ 904,412,584	$ 904,412,584
Amortized Cost		$ 889,824,630	$ 889,824,630
Percentage of Net Assets		201.20%	201.20%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 889,594,935	$ 889,594,935
Investment, Significant Unobservable Input [true false]		true	true
Debt Investments
Schedule of Investments [Line Items]
Principal		$ 951,509,167	$ 951,509,167
Amortized Cost		$ 935,568,081	$ 935,568,081	$ 1,179,482,000
Percentage of Net Assets		211.50%	211.50%	180.40%
Non-controlled/non-affiliate company investments at fair value (amortized cost of $1,179,576)		$ 935,310,172	$ 935,310,172	$ 1,178,539,000	[4]
Investment, Significant Unobservable Input [true false]		true	true

[1]	The total principal amount is presented for debt investments while the number of shares or units owned is presented for equity investments.
[2]	Equity investments are non-income producing securities, unless otherwise noted.
[3]	Ownership of certain equity investments occurs through a holding company or partnership.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.
[5]	Denotes that all or a portion of the investment collateralizes the SMBC Credit Facility (as defined in Note 6).
[6]	The investment is treated as a non-qualifying asset under Section 55(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the Company cannot acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. As of September 30, 2023, total non-qualifying assets at fair value represented 16.0% of the Company’s total assets calculated in accordance with the 1940 Act.
[7]	The majority of the investments bear interest at a rate that is permitted to be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “SF”), Euro Interbank Offered Rate (“EURIBOR” or “E”), Canadian Bankers Acceptance Rate (“CDOR” or “C”), Australian Interbank Rate (“AUD” or “A”), Sterling Overnight Index Average (“SONIA” or “SN”) or the London Interbank Offered Rate (“LIBOR” or “L”) denominated in U.S. dollars which reset daily, monthly, quarterly, semiannually or annually. For each, the Company has provided the spread over the applicable index and the weighted average current interest rate in effect as of September 30, 2023. Certain investments are subject to an interest rate floor. For fixed rate loans, a spread above a reference rate is not applicable. For positions with multiple outstanding contracts, the spread for the largest outstanding contract is shown. Listed below are the index rates as of September 30, 2023, which was the last business day of the period on which the applicable index rates were determined. The actual index rate for each loan listed may not be the applicable index rate outstanding as of September 30, 2023, as the loan may have priced or repriced based on an index rate prior to September 30, 2023.
[8]	For positions with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2023.
[9]	Denotes that all or a portion of the contract was indexed to the 180-day LIBOR, which was last quoted on June 30, 2023 at 5.76%.
[10]	The headquarters of this portfolio company is located in Luxembourg.
[11]	Denotes that all or a portion of the investment collateralizes the 2023 Debt Securitization (as defined in Note 6).
[12]	Denotes that all or a portion of the contract was indexed to the 90-day Term SOFR which was 5.40% as of September 30, 2023.
[13]	The fair value of this investment was valued using Level 2 inputs. See Note 5. Fair Value Measurements.
[14]	All or a portion of the loan interest was capitalized into the outstanding principal balance of the loan in accordance with the terms of the credit agreement during the period from June 30, 2023 (commencement of operations) to September 30, 2023.
[15]	Denotes that all or a portion of the contract was indexed to the 30-day Term SOFR which was 5.32% as of September 30, 2023.
[16]	Denotes that all or a portion of the contract was indexed to the 180-day EURIBOR, which was 4.13% as of September 30, 2023.
[17]	Denotes that all or a portion of the contract was indexed to the 90-day EURIBOR, which was 3.95% as of September 30, 2023.
[18]	Investment is denominated in foreign currency and is translated into U.S. dollars as of the valuation date or the date of the transaction. See Note 2. Significant Accounting Policies and Recent Accounting Updates - Foreign Currency Translation.
[19]	Denotes that all or a portion of the contract was indexed to the 30-day EURIBOR, which was 3.85% as of September 30, 2023.
[20]	Denotes that all or a portion of the contract was indexed to SONIA, which was 5.19% as of September 30, 2023.
[21]	The headquarters of this portfolio company is located in the United Kingdom.
[22]	Denotes that all or a portion of the contract was indexed to the Three-Month AUD, which was 4.14% as of September 30, 2023.
[23]	The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost is the result of the capitalized discount being greater than the principal amount outstanding on the loan.
[24]	Denotes that all or a portion of the contract was indexed to the 180-day Term SOFR which was 5.47% as of September 30, 2023.
[25]	The headquarters of this portfolio company is located in Canada.
[26]	Denotes that all or a portion of the contract was indexed to the Prime rate, which was 8.50% as of September 30, 2023.
[27]	The rate shown is the annualized seven-day yield as of September 30, 2023.
[28]	Denotes that all or a portion of the contract was indexed to the 90-day CDOR, which was 5.51% as of September 30, 2023.
[29]	The headquarters of this portfolio company is located in Netherlands.
[30]	The headquarters of this portfolio company is located in Finland.